UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
JANUARY 18, 2013

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                90
                                              -----------
Form 13F Information Table Value Total:       $   510,678
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 12/31/2012








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Alliance Res.	COM   01877r108	6,362 109,592SH SOLE		      109,592
Altria Group    COM   02209S103 1,327  42,226SH SOLE                   42,226
Amsurg Corp.	COM   03232P405	  606  20,200SH SOLE		       20,200
Anadarko Pete	COM   032511107 1,030  13,865SH SOLE		       13,865
Arkansas Best   COM   040790107 1,244 130,298SH SOLE                  130,298
Boardwalk Pipe.	COM   096627104 3,778 151,762SH SOLE		      151,762
Brinks          COM   109696104   515  18,075SH SOLE                   18,075
Bristol Myers	COM   110122108   473  14,519SH SOLE                   14,519
Buckeye Partner COM   118230101 2,787  61,392SH SOLE                   61,392
Calumet Spec.   COM   131476103 13,675 449,998SH SOLE                 449,998
Chevron Corp	COM   166764100 8,843  81,775SH SOLE	               81,775
Cisco Sys. Inc. COM   17275r102 6,119 311,425SH SOLE                  311,425
Cliffs Natural  COM   18683k101 7,464 193,538SH SOLE                  193,538
ConocoPhillips  COM   20825C104 7,385 127,355SH SOLE                  127,355
Cooper Tire Rub COM   216831107   870  34,314SH SOLE                   34,314
Dawson Geophys  COM   239359102   488  18,500SH SOLE                   18,500
Deckers Outdoor COM   243537107   785  19,505SH SOLE                   19,505
Devon Energy    COM   25179m103 1,350  25,948SH SOLE                   25,948
Devry Inc.      COM   251893103   465  19,605SH SOLE                   19,605
Diamond Offshr  COM   25271C102 6,095  89,687SH SOLE                   89,687
Direxion Lg Cap COM   25459W854 3,382 200,000SH SOLE                  200,000
Dorchester Min. COM   25820r105 2,190 107,751SH SOLE                  107,751
Eagle Rock      COM   26985r104 7,147 826,427SH SOLE                  826,427
Enbridge Energy COM   29250r106 2,694  96,569SH SOLE                   96,569
Entergy Corp.   COM   29364g103 1,984  31,123SH SOLE                   31,123
Energy Transfer COM   29273R109 3,696  86,098SH SOLE                   86,098
Enterprise Prod COM   293792107 2,705  54,030SH SOLE                   54,030
Excelon  	COM   30161N101 6,497 218,472SH SOLE                  218,472
Exxon Mobil Cor COM   30231g102 1,991  23,015SH SOLE                   23,015
Freeport McM.	COM   35671D857 7,241 211,733SH SOLE                  211,733
Freightcar Amer.COM   357023100   512  22,850SH SOLE                   22,850
Gamestop	COM   36467w109	  439  17,500SH SOLE                   17,500
General Elec	COM   369604103	4,451 212,062SH SOLE		      212,062
Hess Corp       COM   42809h107 1,154  21,806SH SOLE                   21,806
Hewlett Packard COM   428236103 4,198 294,616SH SOLE                  294,616
Intel Corp.     COM   458140100 5,343 259,134SH SOLE                  259,134
Ishares MSCI PacCOM   464286665 1,583  33,590SH SOLE                   33,590
Ishares MSCIEAFECom   464287465 1,522  26,775SH SOLE                   26,775
Ishares Emergin COM   464287234 1,532  34,546SH SOLE                   34,546
Ishares S&P US  COM   464288687 1,219  30,777SH SOLE                   30,777
Johnson & John	COM   478160104 3,628  51,761SH SOLE                   51,761
Kimberly Clark  COM   494368103 2,197  26,030SH	SOLE                   26,030
Kinder Morgan   COM   494550106 3,302  41,395SH SOLE                   41,395
Knightsbridge   COM   G5299G106   297  56,600SH SOLE                   56,600
Lilly Eli & CO  COM   532457108 3,093  62,717SH SOLE                   62,717
Magellan Mid.   COM   559080106 3,100  71,798SH SOLE                   71,798
Marathon Oil    COM   565849106 1,175  38,327SH SOLE                   38,327
Martin Midstr.  COM   573331105 3,633 116,972SH SOLE                  116,972
Merck & Co.	COM   589331107 4,032  98,489SH SOLE                   98,489
Microsoft Corp. COM   594918104 3,576 133,905SH SOLE                  133,905
Murphy Oil      COM   626717102 4,196  70,475SH SOLE                   70,475
Natural Resour. COM   63900p103 2,509 135,353SH SOLE                  135,353
Norfolk SOuth   COM   655844108 5,674  91,756SH SOLE                   91,756
Nustar          COM   67058h102 8,025 188,913SH SOLE                  188,913
Occidental Pet.	COM   674599105	240,335 3,137,126SH SOLE            3,137,126
Olin Corp	COM   680665205 5,861 271,491SH SOLE                  271,491
Oneok Partners  COM   68268N103   986  18,272SH SOLE                   18,272
P D L Biopharma COM   69329Y104   352  50,000SH SOLE                   50,000
Patterson UTI E COM   703481101   875  47,020SH SOLE                   47,020
Pep Boys        COM   713278109   525  53,475SH SOLE                   53,475
Pfizer		COM   717081103 6,679 266,328SH SOLE                  266,328
PG & E Corp     COM   69331c108 1,134  28,231SH SOLE                   28,231
Phillips 66     COM   718546104 2,979  56,105SH SOLE                   56,105
Philip Morris	COM   718172109	1,706  20,406SH SOLE		       20,406
Plains All Amer COM   726503105 3,115  68,864SH SOLE                   68,864
Power-One Inc.  COM   739308104   499 121,472SH SOLE                  121,472
Pro Shares Ultr COM   74347X856 4,039 107,000SH SOLE                  107,000
Public Svc. Ent COM   744573106 2,975  97,229SH SOLE                   97,229
PVR Partners LP COM   693665101 1,505  57,964SH SOLE                   57,964
Radio Shack Co. COM   750438103   569 268,564SH SOLE                  268,564
Republic Svc.   COM   760759100 1,401  47,770SH SOLE                   47,770
Resolute Forest COM   76117W109   475  35,910SH SOLE                   35,910
Reynolds Amern  COM   761713106   961  23,202SH SOLE                   23,202
Fin. Sector SPDRCOM   81369Y605 2,691 164,229SH SOLE                  164,229
Suburban Propan COM   864486AB1   538  13,852SH SOLE                   13,852
Suncor Energy   COM   867229106   544  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,894  58,213SH SOLE                   58,213
Sun Cmntys Inc. COM   866674104 6,214 155,796SH SOLE                  155,796
Susser Petrol.  COM   869239103   679  27,000SH SOLE                   27,000
Sysco Corp	COM   871829107 3,949 124,748SH SOLE                  124,748
T C Pipelines   COM   87233q108 2,675  66,281SH SOLE                   66,281
Timken Company  COM   887389104 7,034 147,063SH SOLE                  147,063
Titan Int'l Inc COM   88830M102   538  24,780SH SOLE                   24,780
Universal Corp	COM   913456109 5,836 116,947SH SOLE                  116,947
Valero Energy   COM   91913Y100 4,063 119,081SH SOLE                  119,081
Vanguard GNMA   COM   922031794   219  20,122SH SOLE                   20,122
Verizon Comm	COM   92343V104 6,025 139,250SH SOLE                  139,250
Waste Managemnt COM   94106l109 3,375 100,048SH SOLE                  100,048
Weyerhaeuser	COM   962166104	4,217 151,613SH SOLE		      151,613
Williams Partnr COM   96950f104   602  12,379SH SOLE                   12,379





REPORT SUMMARY:   90        510,678